Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%

Afterpay Ltd.(a)	5,434	$171,012
AGL Energy Ltd.	17,266	192,089
APA Group	32,906	253,597
Aristocrat Leisure Ltd.	13,888	237,109
ASX Ltd.	5,293	309,820
Aurizon Holdings Ltd.	47,009	148,222
Australia & New Zealand Banking Group Ltd.	52,299	621,071
BHP Group Ltd.	56,818	1,306,475
BHP Group PLC	43,244	845,350
BlueScope Steel Ltd.	13,595	99,539
Brambles Ltd.	32,900	254,206
Cochlear Ltd.	1,859	238,175
Coles Group Ltd.	23,868	243,357
Commonwealth Bank of Australia	34,646	1,466,123
Computershare Ltd.	15,029	130,689
Crown Resorts Ltd.	10,135	64,518
CSL Ltd.	9,147	1,677,147
Dexus	28,421	169,793
Fortescue Metals Group Ltd.	33,939	313,149
Goodman Group	40,906	417,348
GPT Group (The)	65,464	173,385
Insurance Australia Group Ltd.	49,885	202,324
James Hardie Industries PLC	13,052	224,829
Lendlease Group	36,267	311,277
Macquarie Group Ltd.	6,279	458,355
Medibank Pvt Ltd.	65,999	124,859
Mirvac Group	132,783	207,132
National Australia Bank Ltd.	64,501	762,549
Newcrest Mining Ltd.	16,655	338,080
Northern Star Resources Ltd.	23,114	227,077
Oil Search Ltd.	39,386	90,983
Orica Ltd.	10,135	115,580
Origin Energy Ltd.	45,149	176,523
QBE Insurance Group Ltd.	28,135	164,909
Ramsay Health Care Ltd.	3,833	178,231
Rio Tinto Ltd.	4,548	281,971
Santos Ltd.	42,703	151,936
Scentre Group	140,931	208,616
Sonic Healthcare Ltd.	11,976	223,942
South32 Ltd.	111,038	140,780
Stockland	85,304	202,151
Suncorp Group Ltd.	28,342	173,648
Sydney Airport	25,762	100,040
Tabcorp Holdings Ltd.	48,745	104,189
Telstra Corp. Ltd.	93,978	202,120
Transurban Group	60,338	572,348
Treasury Wine Estates Ltd.	20,775	133,216
Vicinity Centres	57	61
Wesfarmers Ltd.	18,901	506,502
Westpac Banking Corp.	66,472	759,817
Woodside Petroleum Ltd.	16,863	253,760
Woolworths Group Ltd.	25,595	600,425

		17,530,404

Austria — 0.0%
ANDRITZ AG(a)	2,553	95,816
Erste Group Bank AG(a)	7,220	158,736
OMV AG	4,396	145,327

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG	3,490	$64,210

		464,089

Belgium — 0.3%
Ageas SA/NV	5,468	186,545
Anheuser-Busch InBev SA/NV	14,264	664,967
Colruyt SA	1,470	88,920
Galapagos NV(a)	1,092	222,713
Groupe Bruxelles Lambert SA	2,577	208,454
KBC Group NV	3,284	171,945
Proximus SADP	4,489	93,850
Solvay SA	1,492	113,651
UCB SA	3,065	306,841
Umicore SA	5,020	222,466

		2,280,352

Canada — 3.1%
Agnico Eagle Mines Ltd.	4,150	264,487
Alimentation Couche-Tard Inc., Class B	18,165	566,424
Bank of Montreal	12,606	619,447
Bank of Nova Scotia (The)	23,492	937,674
Barrick Gold Corp.	38,224	915,639
Bausch Health Companies Inc.(a)	6,788	124,543
BCE Inc.	3,069	127,072
BlackBerry Ltd.(a)	19,591	90,712
Brookfield Asset Management Inc., Class A	25,758	805,613
Cameco Corp.	11,531	124,804
Canadian Imperial Bank of Commerce	8,923	569,969
Canadian National Railway Co.	14,517	1,245,635
Canadian Natural Resources Ltd.	24,670	448,886
Canadian Pacific Railway Ltd.	2,976	743,031
Canadian Tire Corp. Ltd., Class A, NVS	1,930	164,236
Canadian Utilities Ltd., Class A, NVS	8,250	197,207
Canopy Growth Corp.(a)(b)	4,677	81,920
CGI Inc.(a)	5,290	336,720
CI Financial Corp.	10,648	125,724
Constellation Software Inc.	506	572,968
Dollarama Inc.	7,203	243,262
Emera Inc.	4,782	189,384
Enbridge Inc.	39,921	1,293,346
Fairfax Financial Holdings Ltd.	596	164,920
First Quantum Minerals Ltd.	15,598	91,069
Fortis Inc.	8,513	326,490
Franco-Nevada Corp.	4,044	565,434
George Weston Ltd.	3,221	231,776
Gildan Activewear Inc.	6,099	84,279
Great-West Lifeco Inc.	5,290	85,807
IGM Financial Inc.	4,241	100,333
Imperial Oil Ltd.	6,686	104,049
Intact Financial Corp.	2,798	266,075
Inter Pipeline Ltd.	14,946	136,354
Kinross Gold Corp.(a)	44,611	288,864
Kirkland Lake Gold Ltd.	5,712	219,231
Loblaw Companies Ltd.	3,399	167,614
Magna International Inc.	6,405	269,045
Manulife Financial Corp.	37,052	458,392
Metro Inc.	6,476	269,029
National Bank of Canada	8,208	356,064
Nutrien Ltd.	11,649	396,110
Onex Corp.	5,124	239,518
Open Text Corp.	6,508	269,323

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Pembina Pipeline Corp.	11,838	$294,622
Power Corp. of Canada	12,586	204,060
Restaurant Brands International Inc.	5,201	283,041
RioCan REIT	3,139	33,066
Rogers Communications Inc., Class B, NVS	8,110	338,552
Royal Bank of Canada	27,958	1,806,893
Saputo Inc.	7,398	181,070
Shaw Communications Inc., Class B, NVS	11,593	194,838
Shopify Inc., Class A(a)	2,188	1,654,170
Sun Life Financial Inc.	11,028	376,829
Suncor Energy Inc.	31,861	545,616
TC Energy Corp.	18,080	811,651
Teck Resources Ltd., Class B	10,235	96,856
TELUS Corp.	17,706	305,647
Thomson Reuters Corp.	4,288	286,094
Toronto-Dominion Bank (The)	36,420	1,554,082
Waste Connections Inc.	5,841	549,288
Wheaton Precious Metals Corp.	9,593	411,704

		25,806,558

Denmark — 0.7%
AP Moller — Maersk A/S, Class A	157	143,511
Carlsberg A/S, Class B	2,688	347,638
Chr Hansen Holding A/S	2,242	217,217
Coloplast A/S, Class B	2,786	467,750
Demant A/S(a)(b)	4,558	128,767
DSV Panalpina A/S	4,617	487,835
Genmab A/S(a)	1,521	467,602
Novo Nordisk A/S, Class B	37,688	2,453,683
Novozymes A/S, Class B	5,426	296,698
Orsted A/S(c)	3,792	445,259
Vestas Wind Systems A/S	4,412	450,240

		5,906,200

Finland — 0.4%
Elisa OYJ	4,756	298,269
Fortum OYJ	10,433	199,841
Kone OYJ, Class B	7,042	472,183
Metso OYJ	4,062	131,801
Neste OYJ	9,374	378,715
Nokia OYJ	108,293	429,499
Nordea Bank Abp(a)	64,726	437,355
Sampo OYJ, Class A(a)	7,732	276,254
Stora Enso OYJ, Class R(a)	20,208	247,824
UPM-Kymmene OYJ	14,204	410,321
Wartsila OYJ Abp	11,419	89,218

		3,371,280

France — 3.3%
Accor SA(a)	4,578	129,091
Air Liquide SA	9,529	1,294,208
Airbus SE(a)	11,442	721,649
Alstom SA	7,379	310,592
Atos SE(a)	2,977	224,583
AXA SA	39,120	712,777
BioMerieux	819	117,612
BNP Paribas SA(a)	22,692	814,162
Bollore SA	41,897	119,586
Bouygues SA(a)	7,022	215,113
Bureau Veritas SA	7,221	146,910
Capgemini SE	3,332	341,355
Carrefour SA	13,222	200,831

Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	12,486	$403,747
Cie. Generale des Etablissements Michelin SCA	3,777	381,734
Credit Agricole SA(a)	23,672	206,018
Danone SA	12,287	841,367
Dassault Systemes SE	2,792	472,840
Edenred	6,063	253,446
Electricite de France SA	14,288	126,447
Engie SA(a)	33,715	398,843
EssilorLuxottica SA	6,126	788,750
Eurofins Scientific SE	499	337,367
Eutelsat Communications SA	699	6,967
Getlink SE(a)	16,674	240,744
Hermes International	699	581,439
Iliad SA(b)	671	118,228
Ingenico Group SA	1,668	230,441
Ipsen SA	1,208	95,001
Kering SA	1,611	841,521
Klepierre SA	6,026	114,219
Legrand SA	6,063	413,418
L’Oreal SA	5,025	1,463,905
LVMH Moet Hennessy Louis Vuitton SE	5,591	2,332,180
Orange SA	36,874	444,827
Pernod Ricard SA	4,130	643,620
Peugeot SA(a)	11,481	163,531
Publicis Groupe SA	4,494	127,572
Renault SA(a)	3,791	85,203
Safran SA(a)	6,600	630,342
Sanofi	22,311	2,172,287
Schneider Electric SE	10,510	1,043,286
SCOR SE(a)	4,664	115,070
SES SA	8,288	61,344
Societe Generale SA(a)	14,980	220,485
Sodexo SA(b)	2,197	147,950
STMicroelectronics NV	16,134	396,441
Suez SA	11,580	131,515
Teleperformance	1,479	350,585
Thales SA	2,798	214,068
TOTAL SA	47,721	1,784,897
Ubisoft Entertainment SA(a)	2,431	188,369
Unibail-Rodamco-Westfield(b)	3,459	183,531
Valeo SA	5,560	136,990
Veolia Environnement SA	11,487	251,526
Vinci SA	10,695	987,892
Vivendi SA	17,775	403,942
Worldline SA(a)(c)	3,832	286,101

		27,168,465

Germany — 2.6%
adidas AG(a)	3,688	973,076
Allianz SE, Registered	8,377	1,517,181
BASF SE	18,306	990,542
Bayer AG, Registered	19,716	1,331,655
Bayerische Motoren Werke AG	6,066	354,919
Beiersdorf AG	3,371	353,449
Brenntag AG	4,756	250,815
Commerzbank AG(a)(b)	25,070	97,631
Continental AG	2,126	209,148
Daimler AG, Registered(b)	17,223	639,494
Delivery Hero SE(a)(c)	2,184	209,363
Deutsche Bank AG, Registered(a)(b)	42,163	353,204
Deutsche Boerse AG	4,377	720,089

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Lufthansa AG, Registered(a)(b)	6,317	$64,238
Deutsche Post AG, Registered	20,203	628,789
Deutsche Telekom AG, Registered(a)	63,521	1,001,571
Deutsche Wohnen SE	7,027	314,379
E.ON SE	46,881	495,719
Fresenius Medical Care AG & Co. KGaA	4,845	407,434
Fresenius SE & Co. KGaA	7,919	380,536
GEA Group AG	4,578	136,424
Hannover Rueck SE	1,392	223,897
HeidelbergCement AG	3,510	174,251
Henkel AG & Co. KGaA	2,553	204,610
Infineon Technologies AG	25,454	533,884
LANXESS AG	3,243	167,670
Merck KGaA	3,243	372,098
MTU Aero Engines AG	1,189	191,642
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,887	657,043
Puma SE(a)	3,190	227,736
QIAGEN NV(a)	5,057	221,125
RWE AG	13,311	441,085
SAP SE	20,731	2,617,323
Scout24 AG(c)	2,057	157,307
Siemens AG, Registered	15,352	1,682,576
Symrise AG	2,792	305,599
TeamViewer AG(a)	4,657	237,021
thyssenkrupp AG(a)	9,779	65,919
TUI AG	1,507	8,125
United Internet AG, Registered(d)	3,102	127,255
Vonovia SE	11,715	674,754
Wirecard AG(b)	2,478	260,645
Zalando SE(a)(c)	5,907	399,758

		21,380,979

Hong Kong — 1.0%
AIA Group Ltd.	237,200	1,923,367
ASM Pacific Technology Ltd.	18,200	165,540
Bank of East Asia Ltd. (The)	83,800	151,145
BeiGene Ltd., ADR(a)(b)	913	151,138
BOC Hong Kong Holdings Ltd.	92,500	257,773
CK Asset Holdings Ltd.	54,000	293,652
CK Hutchison Holdings Ltd.	55,500	339,401
CLP Holdings Ltd.	46,000	450,742
Galaxy Entertainment Group Ltd.(b)	44,000	296,891
Hang Seng Bank Ltd.(b)	19,000	289,008
Hong Kong & China Gas Co. Ltd.	276,590	465,325
Hong Kong Exchanges & Clearing Ltd.	24,200	843,613
Jardine Matheson Holdings Ltd.	7,000	281,050
Link REIT	46,000	343,917
Melco Resorts & Entertainment Ltd., ADR	11,618	186,237
MTR Corp. Ltd.	46,500	222,871
New World Development Co. Ltd.	158,333	159,538
Sands China Ltd.	56,800	220,942
Sun Hung Kai Properties Ltd.	41,000	470,778
Techtronic Industries Co. Ltd.	46,000	395,846
WH Group Ltd.(c)	214,500	184,861
Wynn Macau Ltd.	116,800	197,404

		8,291,039

Ireland — 0.6%
AIB Group PLC(a)	2,377	2,641
Bank of Ireland Group PLC(a)	3,537	6,362

Security	Shares	Value

Ireland (continued)
CRH PLC	17,757	$578,733
Flutter Entertainment PLC(a)	2,769	355,135
Kerry Group PLC, Class A	3,736	462,534
Linde PLC	11,148	2,255,686
Smurfit Kappa Group PLC	6,646	216,310
Steris PLC	1,811	300,427
Trane Technologies PLC	5,461	492,637

		4,670,465

Israel — 0.2%
Bank Hapoalim BM	54,463	334,389
Check Point Software Technologies Ltd.(a)(b)	2,549	279,549
Isracard Ltd.	1	3
Nice Ltd.(a)	1,609	290,946
Teva Pharmaceutical Industries Ltd., ADR(a)	24,898	311,972
Wix.com Ltd.(a)	1,001	222,552

		1,439,411

Italy — 0.6%
Assicurazioni Generali SpA	20,906	290,336
Atlantia SpA(a)	12,376	200,921
CNH Industrial NV(a)	24,951	151,316
Enel SpA	159,178	1,221,902
Eni SpA	53,442	482,881
Ferrari NV	2,694	455,194
FinecoBank Banca Fineco SpA(a)	9,254	108,135
Intesa Sanpaolo SpA(a)	312,519	539,661
Leonardo SpA	3,996	24,892
Mediobanca Banca di Credito Finanziario SpA	17,969	116,649
Moncler SpA(a)	3,443	128,107
Snam SpA	70,990	330,393
Telecom Italia SpA/Milano(a)	625,279	230,916
Tenaris SA	13,241	82,362
Terna Rete Elettrica Nazionale SpA	61,946	418,257
UniCredit SpA(a)	39,548	337,237

		5,119,159

Japan — 8.2%
Advantest Corp.	4,400	217,274
Aeon Co. Ltd.	18,300	404,864
Aisin Seiki Co. Ltd.	3,600	113,445
Ajinomoto Co. Inc.	15,800	269,407
Alfresa Holdings Corp.	5,200	104,883
ANA Holdings Inc.(a)	9,100	219,528
Asahi Group Holdings Ltd.	7,800	293,799
Asahi Kasei Corp.	21,300	168,051
Astellas Pharma Inc.	41,300	733,920
Bridgestone Corp.	15,600	517,949
Canon Inc.	18,200	374,862
Casio Computer Co. Ltd.	14,200	250,034
Central Japan Railway Co.	3,100	530,454
Chubu Electric Power Co. Inc.	15,800	212,798
Chugai Pharmaceutical Co. Ltd.	6,100	899,698
Chugoku Electric Power Co. Inc. (The)	15,800	217,051
Coca-Cola Bottlers Japan Holdings Inc.	11,300	224,458
Concordia Financial Group Ltd.	50,500	164,997
Daifuku Co. Ltd.	5,000	388,917
Dai-ichi Life Holdings Inc.	18,500	240,920
Daiichi Sankyo Co. Ltd.	11,500	1,076,507
Daikin Industries Ltd.	5,000	735,601
Daito Trust Construction Co. Ltd.	3,000	317,028
Daiwa House Industry Co. Ltd.	15,900	394,714

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Denso Corp.	11,500	$440,957
Dentsu Group Inc.	5,100	136,571
East Japan Railway Co.	6,500	509,816
Eisai Co. Ltd.	5,300	415,106
FANUC Corp.	4,500	802,594
Fast Retailing Co. Ltd.	1,600	898,947
Fuji Electric Co. Ltd.	3,600	96,203
FUJIFILM Holdings Corp.	9,200	425,351
Fujitsu Ltd.	4,000	412,122
Hakuhodo DY Holdings Inc.	15,900	197,615
Hamamatsu Photonics KK	6,100	276,308
Hankyu Hanshin Holdings Inc.	5,000	184,713
Hikari Tsushin Inc.	600	131,489
Hitachi Ltd.	18,200	583,664
Honda Motor Co. Ltd.	27,300	705,464
Hoya Corp.	9,200	863,341
Hulic Co. Ltd.	25,000	252,935
Idemitsu Kosan Co. Ltd.	4,800	106,484
Iida Group Holdings Co. Ltd.	15,000	222,769
Inpex Corp.	27,300	190,278
ITOCHU Corp.	30,200	647,533
Japan Airlines Co. Ltd.	2,500	49,125
Japan Exchange Group Inc.	15,900	341,953
Japan Post Holdings Co. Ltd.	30,000	218,341
Japan Real Estate Investment Corp.	29	158,277
Japan Retail Fund Investment Corp.	68	89,754
Japan Tobacco Inc.	24,800	492,041
JFE Holdings Inc.	14,300	105,125
JGC Holdings Corp.	5,800	62,396
JTEKT Corp.	4,500	36,297
JXTG Holdings Inc.	68,200	262,266
Kansai Electric Power Co. Inc. (The)	19,000	189,321
Kao Corp.	9,100	730,382
KDDI Corp.	36,400	1,059,548
Keyence Corp.	4,000	1,646,633
Kikkoman Corp.	3,300	166,018
Kintetsu Group Holdings Co. Ltd.	3,800	186,587
Kirin Holdings Co. Ltd.	18,200	372,920
Komatsu Ltd.	9,100	184,137
Konami Holdings Corp.	2,800	98,371
Konica Minolta Inc.	400	1,481
Kose Corp.	900	112,693
Kubota Corp.	23,000	309,449
Kuraray Co. Ltd.	19,300	202,790
Kyocera Corp.	9,100	492,524
Kyushu Electric Power Co. Inc.	18,200	151,364
LIXIL Group Corp.	14,100	196,839
M3 Inc.	9,300	374,641
Makita Corp.	7,300	247,320
Marubeni Corp.	21,400	103,946
Marui Group Co. Ltd.	9,100	164,118
Mazda Motor Corp.	18,200	116,395
MEIJI Holdings Co. Ltd.	2,500	188,193
MINEBEA MITSUMI Inc.	15,800	277,327
Mitsubishi Chemical Holdings Corp.	39,000	229,616
Mitsubishi Corp.	27,200	634,965
Mitsubishi Electric Corp.	39,100	514,813
Mitsubishi Estate Co. Ltd.	21,700	345,033
Mitsubishi Heavy Industries Ltd.	9,200	238,038
Mitsubishi Motors Corp.	39,400	111,177

Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Financial Group Inc.	237,800	$980,468
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,700	247,535
Mitsui & Co. Ltd.	36,400	552,580
Mitsui Fudosan Co. Ltd.	24,900	479,233
Mizuho Financial Group Inc.	579,600	723,592
MS&AD Insurance Group Holdings Inc.	10,800	317,279
Murata Manufacturing Co. Ltd.	11,400	636,478
Nagoya Railroad Co. Ltd.	9,200	277,533
NEC Corp.	8,600	385,956
Nexon Co. Ltd.	11,700	243,915
Nidec Corp.	10,200	626,949
Nintendo Co. Ltd.	2,300	929,522
Nippon Paint Holdings Co. Ltd.	4,100	285,803
Nippon Steel Corp.	18,247	168,116
Nippon Telegraph & Telephone Corp.	25,600	580,744
Nissan Motor Co. Ltd.	47,900	178,244
Nitori Holdings Co. Ltd.	1,700	308,252
Nitto Denko Corp.	3,500	189,400
Nomura Holdings Inc.	62,900	270,260
Nomura Real Estate Master Fund Inc.	159	195,549
Nomura Research Institute Ltd.	13,000	343,658
NTT Data Corp.	27,100	313,171
NTT DOCOMO Inc.	27,300	747,909
Obic Co. Ltd.	1,300	225,405
Odakyu Electric Railway Co. Ltd.	12,600	314,488
Olympus Corp.	27,800	482,923
Omron Corp.	3,800	251,840
Oriental Land Co. Ltd.	4,300	623,238
ORIX Corp.	33,300	441,692
Orix JREIT Inc.	57	82,430
Otsuka Corp.	6,000	289,599
Otsuka Holdings Co. Ltd.	9,200	415,360
Pan Pacific International Holdings Corp.	16,700	336,527
Panasonic Corp.	44,400	396,874
Rakuten Inc.(b)	27,300	247,318
Recruit Holdings Co. Ltd.	27,300	940,112
Resona Holdings Inc.	68,500	246,571
Ricoh Co. Ltd.	16,800	124,127
Santen Pharmaceutical Co. Ltd.	18,200	336,177
Secom Co. Ltd.	6,000	519,831
Sekisui House Ltd.	19,200	365,786
Seven & i Holdings Co. Ltd.	18,400	629,701
Seven Bank Ltd.	40,000	113,983
Shimano Inc.	1,400	257,428
Shin-Etsu Chemical Co. Ltd.	9,100	1,065,967
Shionogi & Co. Ltd.	9,100	537,292
Shiseido Co. Ltd.	9,100	554,945
SMC Corp.	1,200	605,597
Softbank Corp.	36,400	461,525
SoftBank Group Corp.	33,800	1,515,957
Sompo Holdings Inc.	9,200	327,233
Sony Corp.	27,300	1,741,868
Subaru Corp.	18,200	401,807
Sumitomo Chemical Co. Ltd.	50,500	156,560
Sumitomo Corp.	27,300	328,913
Sumitomo Electric Industries Ltd.	24,800	288,779
Sumitomo Metal Mining Co. Ltd.	10,600	295,267
Sumitomo Mitsui Financial Group Inc.	27,300	790,353
Sumitomo Mitsui Trust Holdings Inc.	9,200	270,787
Sumitomo Realty & Development Co. Ltd.	9,500	263,171

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Suzuki Motor Corp.(b)	9,200	$319,889
Sysmex Corp.	4,000	319,673
T&D Holdings Inc.	18,200	164,372
Takeda Pharmaceutical Co. Ltd.	31,126	1,210,833
TDK Corp.	2,700	252,620
Terumo Corp.	18,200	714,587
Toho Co. Ltd.	3,200	117,622
Tokio Marine Holdings Inc.	14,800	641,262
Tokyo Electric Power Co. Holdings Inc.(a)	41,700	140,503
Tokyo Electron Ltd.	3,700	738,386
Tokyo Gas Co. Ltd.	9,100	217,121
Tokyu Corp.	9,100	144,269
Tokyu Fudosan Holdings Corp.	36,600	185,488
Toray Industries Inc.	33,800	164,365
Toshiba Corp.	12,000	327,916
Tosoh Corp.	21,900	304,508
Toyota Motor Corp.	45,500	2,852,857
Unicharm Corp.	9,200	342,433
United Urban Investment Corp.	208	220,482
USS Co. Ltd.	9,100	158,628
West Japan Railway Co.	5,900	380,665
Yakult Honsha Co. Ltd.	2,400	147,027
Yamada Denki Co. Ltd.	36,400	177,042
Yamaha Corp.	3,800	184,824
Yamaha Motor Co. Ltd.	6,800	98,148
Yaskawa Electric Corp.	9,100	326,885
Yokogawa Electric Corp.	9,200	132,533
Z Holdings Corp.	60,000	245,046

		67,493,194

Netherlands — 1.4%
Adyen NV(a)(c)	345	453,989
Aegon NV	36,696	98,169
AerCap Holdings NV(a)	3,777	121,770
Akzo Nobel NV	4,243	347,370
Altice Europe NV(a)	14,924	59,763
ArcelorMittal SA	13,400	128,262
ASML Holding NV	8,394	2,735,292
Heineken Holding NV	3,516	289,807
Heineken NV	4,667	428,181
ING Groep NV	76,767	495,784
Just Eat Takeaway.com NV(a)(c)	2,366	256,760
Koninklijke Ahold Delhaize NV	25,443	645,557
Koninklijke DSM NV	3,857	493,603
Koninklijke KPN NV	81,174	199,008
Koninklijke Philips NV(a)	19,595	889,079
NN Group NV	5,738	177,246
NXP Semiconductors NV	5,686	546,425
Prosus NV(a)	9,776	811,225
Randstad NV	3,013	126,452
Unilever NV	29,579	1,529,623
Wolters Kluwer NV	5,511	439,410

		11,272,775

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	22,598	265,882
Fisher & Paykel Healthcare Corp. Ltd.	11,921	221,315
Spark New Zealand Ltd.	72,313	197,927

		685,124

Norway — 0.2%
DNB ASA	21,872	297,472

Security	Shares	Value

Norway (continued)
Equinor ASA	19,084	$277,126
Norsk Hydro ASA(a)	34,048	86,450
Orkla ASA	25,150	225,984
Telenor ASA	15,621	236,883
Yara International ASA	5,290	181,011

		1,304,926

Portugal — 0.0%
EDP – Energias de Portugal SA	65,766	308,932
Galp Energia SGPS SA	13,394	159,641

		468,573

Singapore — 0.4%
Ascendas REIT	169,223	374,747
CapitaLand Ltd.	103,400	211,423
CapitaLand Mall Trust	156,100	224,199
DBS Group Holdings Ltd.	36,200	498,666
Genting Singapore Ltd.	177,800	98,750
Keppel Corp. Ltd.	50,300	210,325
Oversea-Chinese Banking Corp. Ltd.(b)	57,000	344,807
Singapore Exchange Ltd.	7,500	43,937
Singapore Telecommunications Ltd.	175,200	308,651
United Overseas Bank Ltd.	30,500	420,794
Venture Corp. Ltd.	12,700	137,477
Wilmar International Ltd.	67,600	190,355

		3,064,131

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	7,308	186,562
Aena SME SA(a)(c)	1,841	262,533
Amadeus IT Group SA	9,577	500,051
Banco Bilbao Vizcaya Argentaria SA	130,949	406,831
Banco de Sabadell SA	18,848	5,673
Banco Santander SA	329,834	747,540
Bankia SA	5,218	4,607
Bankinter SA	23,728	100,587
CaixaBank SA	74,551	139,276
Cellnex Telecom SA(c)	5,278	298,950
Enagas SA	2,268	50,986
Endesa SA	11,928	283,274
Ferrovial SA	13,188	358,233
Iberdrola SA	133,178	1,435,185
Industria de Diseno Textil SA	21,972	612,236
Naturgy Energy Group SA	8,744	162,382
Red Electrica Corp. SA	5,764	101,559
Repsol SA	29,002	270,019
Telefonica SA	87,291	411,793

		6,338,277

Sweden — 0.9%
Alfa Laval AB(a)	8,199	165,315
Assa Abloy AB, Class B	21,338	432,046
Atlas Copco AB, Class A	13,408	525,595
Atlas Copco AB, Class B	9,868	348,060
Boliden AB	7,036	152,548
Electrolux AB, Series B	5,974	97,776
Epiroc AB, Class A	11,531	128,002
Epiroc AB, Class B	9,868	109,908
Essity AB, Class B(a)	12,332	406,949
Evolution Gaming Group AB(c)	5,182	305,803
Hennes & Mauritz AB, Class B	16,585	250,315
Hexagon AB, Class B(a)	5,592	307,079
Investor AB, Class B	8,800	468,107

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Kinnevik AB, Class B	9,699	$244,062
Lundin Energy AB	5,498	132,512
Millicom International Cellular SA, SDR	372	8,942
Sandvik AB(a)	27,434	454,109
Skandinaviska Enskilda Banken AB, Class A(a)	27,868	241,802
Skanska AB, Class B(a)	12,711	253,860
SKF AB, Class B	17,445	320,066
Svenska Handelsbanken AB, Class A(a)	28,313	267,968
Swedbank AB, Class A(a)	15,762	197,478
Swedish Match AB	4,118	285,775
Telefonaktiebolaget LM Ericsson, Class B	56,476	513,530
Telia Co. AB	47,327	162,206
Volvo AB, Class B	28,903	408,917

		7,188,730

Switzerland — 3.2%
ABB Ltd., Registered	38,009	747,361
Adecco Group AG, Registered	3,688	175,129
Alcon Inc.(a)	8,433	543,181
Baloise Holding AG, Registered	2,019	287,078
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	19	158,416
Cie. Financiere Richemont SA, Registered	10,491	610,219
Coca-Cola HBC AG	4,800	120,940
Credit Suisse Group AG, Registered	51,598	470,918
Geberit AG, Registered	1,040	505,873
Givaudan SA, Registered	182	653,018
Julius Baer Group Ltd.	6,515	277,364
Kuehne + Nagel International AG, Registered(a)	2,245	323,418
LafargeHolcim Ltd., Registered	9,862	407,948
Logitech International SA, Registered	4,885	288,208
Lonza Group AG, Registered	1,666	817,653
Nestle SA, Registered	59,544	6,437,223
Novartis AG, Registered	43,156	3,729,825
Partners Group Holding AG	503	415,929
Roche Holding AG, NVS	13,935	4,825,830
Schindler Holding AG, Participation Certificates, NVS	767	178,118
Schindler Holding AG, Registered	1,007	233,118
Sika AG, Registered	2,153	368,657
Sonova Holding AG, Registered	1,390	304,564
Swatch Group AG (The), Bearer	862	172,185
Swiss Life Holding AG, Registered	860	302,034
Swiss Prime Site AG, Registered	3,168	294,805
Swiss Re AG	5,290	358,577
Swisscom AG, Registered	576	299,661
Temenos AG, Registered	1,756	268,143
UBS Group AG, Registered	76,108	815,980
Zurich Insurance Group AG	2,821	908,816

		26,300,189

United Kingdom — 4.4%
3i Group PLC	23,060	235,200
Admiral Group PLC	5,560	160,366
Amcor PLC(a)	27,868	284,532
Anglo American PLC	24,497	515,038
Antofagasta PLC	13,756	149,045
Aptiv PLC	5,219	393,252
Ashtead Group PLC	10,691	316,290
Associated British Foods PLC	8,021	180,577
AstraZeneca PLC	26,694	2,831,554
Auto Trader Group PLC(c)	39,989	275,965

Security	Shares	Value

United Kingdom (continued)
Aviva PLC	77,547	$237,473
BAE Systems PLC	65,730	403,222
Barclays PLC	295,787	421,411
BP PLC	402,613	1,521,872
British American Tobacco PLC	45,531	1,795,369
British Land Co. PLC (The)	29,766	149,885
BT Group PLC	162,170	233,071
Bunzl PLC	9,709	226,441
Burberry Group PLC	9,423	174,221
Carnival PLC	746	9,753
Coca-Cola European Partners PLC	5,200	196,040
Compass Group PLC	35,605	521,179
Croda International PLC	5,315	341,032
Diageo PLC	47,187	1,627,902
Experian PLC	20,804	723,503
Ferguson PLC	4,668	367,385
Fiat Chrysler Automobiles NV(a)	22,596	199,619
GlaxoSmithKline PLC	100,646	2,080,199
Glencore PLC	199,546	369,604
GVC Holdings PLC	12,012	117,734
HSBC Holdings PLC	399,264	1,826,851
Imperial Brands PLC	18,164	329,320
Informa PLC	29,237	164,246
InterContinental Hotels Group PLC	4,660	223,014
Intertek Group PLC	5,290	360,094
ITV PLC	108,429	107,616
J Sainsbury PLC	47,435	113,769
Johnson Matthey PLC	7,888	206,058
Kingfisher PLC	45,518	109,284
Land Securities Group PLC	20,538	153,820
Legal & General Group PLC	110,533	271,254
Lloyds Banking Group PLC	1,402,283	517,839
London Stock Exchange Group PLC	7,390	733,642
M&G PLC	64,478	111,600
Melrose Industries PLC	116,155	165,358
Micro Focus International PLC	972	4,887
National Grid PLC	69,743	798,428
Next PLC	3,243	195,013
Ocado Group PLC(a)	9,464	256,355
Pearson PLC	16,932	97,004
Prudential PLC	49,918	646,142
Reckitt Benckiser Group PLC	14,492	1,294,285
RELX PLC	41,959	971,858
Rentokil Initial PLC	38,380	235,728
Rio Tinto PLC	25,868	1,379,324
Rolls-Royce Holdings PLC	36,073	121,126
Royal Bank of Scotland Group PLC	106,221	144,913
Royal Dutch Shell PLC, Class A	81,560	1,269,685
Royal Dutch Shell PLC, Class B	78,483	1,189,570
RSA Insurance Group PLC	26,573	129,536
Sage Group PLC (The)	29,359	250,809
Segro PLC	33,036	342,913
Severn Trent PLC	7,576	228,629
Smith & Nephew PLC	18,423	373,988
Smiths Group PLC	12,065	194,877
SSE PLC	19,872	305,009
Standard Chartered PLC	60,191	274,142
Taylor Wimpey PLC	151,823	269,536
Tesco PLC	196,676	555,113
Unilever PLC	24,959	1,336,717

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	18,245	$206,977
Vodafone Group PLC	540,971	889,641
Whitbread PLC(a)	4,044	126,390
WPP PLC	27,186	205,559

		36,746,653

United States — 64.9%
3M Co.	11,386	1,781,226
Abbott Laboratories	35,413	3,361,402
AbbVie Inc.	35,655	3,304,149
ABIOMED Inc.(a)	1,293	289,503
Accenture PLC, Class A	13,041	2,629,326
Activision Blizzard Inc.	15,991	1,151,032
Adobe Inc.(a)	9,722	3,758,525
Advance Auto Parts Inc.	1,572	219,011
Advanced Micro Devices Inc.(a)	23,106	1,243,103
AES Corp. (The)	15,385	192,159
Aflac Inc.	14,980	546,321
Agilent Technologies Inc.	6,759	595,738
AGNC Investment Corp.	16,472	213,148
Air Products & Chemicals Inc.	4,494	1,085,975
Akamai Technologies Inc.(a)	3,231	341,840
Albemarle Corp.	2,470	189,004
Alexandria Real Estate Equities Inc.	2,328	357,860
Alexion Pharmaceuticals Inc.(a)	4,578	548,902
Align Technology Inc.(a)(b)	1,599	392,746
Alleghany Corp.	350	179,585
Alliant Energy Corp.	4,740	233,966
Allstate Corp. (The)	6,864	671,368
Alnylam Pharmaceuticals Inc.(a)	2,784	376,592
Alphabet Inc., Class A(a)	6,009	8,614,022
Alphabet Inc., Class C, NVS(a)	6,097	8,712,125
Altria Group Inc.	37,514	1,464,922
Amazon.com Inc.(a)	8,463	20,669,777
Ameren Corp.	6,156	460,038
American Electric Power Co. Inc.	10,790	919,847
American Express Co.	13,378	1,271,846
American Financial Group Inc./OH	2,165	130,420
American International Group Inc.	17,576	528,335
American Tower Corp.	9,283	2,396,592
American Water Works Co. Inc.	4,300	546,100
Ameriprise Financial Inc.	2,432	340,650
AmerisourceBergen Corp.	3,332	317,673
AMETEK Inc.	5,248	481,294
Amgen Inc.	11,942	2,743,077
Amphenol Corp., Class A	6,227	601,279
Analog Devices Inc.	7,564	854,354
Annaly Capital Management Inc.	29,278	180,352
ANSYS Inc.(a)	2,014	569,962
Anthem Inc.	5,112	1,503,490
Aon PLC	4,866	958,359
Apache Corp.	812	8,761
Apple Inc.	87,886	27,942,475
Applied Materials Inc.	19,761	1,110,173
Arch Capital Group Ltd.(a)	9,779	275,963
Archer-Daniels-Midland Co.	13,711	538,979
Arista Networks Inc.(a)	1,095	255,639
Arrow Electronics Inc.(a)	2,154	148,798
Arthur J Gallagher & Co.	3,651	344,216
Assurant Inc.(b)	2,022	207,417
AT&T Inc.	145,657	4,494,975

Security	Shares	Value

United States (continued)
Atmos Energy Corp.	3,040	$312,451
Autodesk Inc.(a)	4,580	963,540
Autoliv Inc.	2,658	168,996
Automatic Data Processing Inc.	9,257	1,356,058
AutoZone Inc.(a)	505	579,669
Avalara Inc.(a)	3,450	369,357
AvalonBay Communities Inc.	2,642	412,178
Avantor Inc.(a)	14,921	283,051
Avery Dennison Corp.	2,798	309,655
Baker Hughes Co.	15,360	253,594
Ball Corp.	7,114	506,944
Bank of America Corp.	160,536	3,872,128
Bank of New York Mellon Corp. (The)	17,773	660,622
Baxter International Inc.	9,863	887,769
Becton Dickinson and Co.	5,484	1,354,164
Berkshire Hathaway Inc., Class B(a)	27,822	5,163,207
Best Buy Co. Inc.	4,748	370,771
Biogen Inc.(a)	3,498	1,074,201
BioMarin Pharmaceutical Inc.(a)	4,304	458,591
BlackRock Inc.(e)	3,082	1,629,268
Blackstone Group Inc. (The), Class A, NVS	13,498	766,686
Boeing Co. (The)	10,757	1,568,908
Booking Holdings Inc.(a)	770	1,262,353
BorgWarner Inc.	6,107	196,340
Boston Properties Inc.	3,332	286,485
Boston Scientific Corp.(a)	28,409	1,079,258
Bristol-Myers Squibb Co.	47,241	2,821,233
Broadcom Inc.	8,023	2,336,859
Broadridge Financial Solutions Inc.	1,729	209,382
Brown & Brown Inc.	4,789	192,518
Brown-Forman Corp., Class B, NVS	6,466	426,303
Bunge Ltd.	3,425	133,644
Burlington Stores Inc.(a)	1,035	217,008
Cable One Inc.	171	322,658
Cabot Oil & Gas Corp.(b)	10,758	213,439
Cadence Design Systems Inc.(a)(b)	6,466	590,281
Campbell Soup Co.	4,497	229,257
Capital One Financial Corp.	9,779	665,363
Cardinal Health Inc.	6,330	346,188
CarMax Inc.(a)(b)	3,849	338,904
Carnival Corp.(b)	8,489	133,617
Carrier Global Corp.(a)	16,552	338,819
Catalent Inc.(a)	3,277	254,721
Caterpillar Inc.	11,208	1,346,417
Cboe Global Markets Inc.	2,403	255,823
CBRE Group Inc., Class A(a)	6,953	305,793
CDK Global Inc.	4,314	169,583
CDW Corp./DE	2,814	312,101
Celanese Corp.	3,421	307,582
Centene Corp.(a)	11,955	792,019
CenterPoint Energy Inc.	14,105	250,787
CenturyLink Inc.	20,806	204,523
Cerner Corp.	6,702	488,576
CF Industries Holdings Inc.	6,289	184,708
CH Robinson Worldwide Inc.	2,962	240,307
Charles Schwab Corp. (The)	23,980	861,122
Charter Communications Inc., Class A(a)	2,913	1,584,672
Cheniere Energy Inc.(a)	4,934	218,823
Chevron Corp.	37,335	3,423,619
Chipotle Mexican Grill Inc.(a)	546	548,135

7

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Chubb Ltd.	8,299	$1,011,980
Church & Dwight Co. Inc.	5,786	434,355
Cigna Corp.(a)	7,737	1,526,665
Cincinnati Financial Corp.	3,332	196,421
Cintas Corp.	1,827	453,023
Cisco Systems Inc.	84,332	4,032,756
Citigroup Inc.	42,898	2,055,243
Citizens Financial Group Inc.	12,032	289,971
Citrix Systems Inc.	2,329	344,971
Clorox Co. (The)	2,613	538,931
CME Group Inc.	7,134	1,302,668
CMS Energy Corp.	6,232	365,071
Coca-Cola Co. (The)	82,579	3,854,788
Cognex Corp.	3,672	208,349
Cognizant Technology Solutions Corp., Class A	11,383	603,299
Colgate-Palmolive Co.	16,949	1,225,921
Comcast Corp., Class A	89,462	3,542,695
Comerica Inc.	4,034	146,636
Conagra Brands Inc.	11,040	384,082
Concho Resources Inc.	4,368	238,143
ConocoPhillips	21,781	918,723
Consolidated Edison Inc.	7,058	529,773
Constellation Brands Inc., Class A	3,424	591,325
Continental Resources Inc./OK	909	11,117
Cooper Companies Inc. (The)	637	201,916
Copart Inc.(a)	4,578	409,227
Corning Inc.	12,408	282,778
Corteva Inc.(a)	14,888	406,591
CoStar Group Inc.(a)	861	565,505
Costco Wholesale Corp.	8,894	2,743,532
Coupa Software Inc.(a)	1,207	274,605
Crowdstrike Holdings Inc., Class A(a)	2,587	227,164
Crown Castle International Corp.	8,571	1,475,583
Crown Holdings Inc.(a)	4,222	276,245
CSX Corp.	15,561	1,113,856
Cummins Inc.	3,332	565,107
CVS Health Corp.	25,815	1,692,690
Danaher Corp.	12,976	2,161,931
Darden Restaurants Inc.	2,795	214,824
Datadog Inc., Class A(a)	2,674	190,576
DaVita Inc.(a)	4,186	338,899
Deere & Co.	5,738	872,865
Dell Technologies Inc., Class C(a)	4,656	231,124
Delta Air Lines Inc.	3,824	96,403
Dentsply Sirona Inc.	4,934	229,530
DexCom Inc.(a)	2,009	760,025
Diamondback Energy Inc.	3,670	156,269
Digital Realty Trust Inc.	5,297	760,437
Discover Financial Services	6,734	319,932
Discovery Inc., Class A(a)(b)	2,976	64,728
Discovery Inc., Class C, NVS(a)	7,771	152,234
DISH Network Corp., Class A(a)	5,865	185,627
DocuSign Inc.(a)	2,817	393,648
Dollar General Corp.	4,889	936,292
Dollar Tree Inc.(a)	4,667	456,759
Dominion Energy Inc.	15,766	1,340,268
Domino’s Pizza Inc.	770	297,097
Dover Corp.	3,955	384,624
Dow Inc.(a)	14,888	574,677
DR Horton Inc.	7,754	428,796

Security	Shares	Value

United States (continued)
DTE Energy Co.	3,777	$406,292
Duke Energy Corp.	13,953	1,194,795
Duke Realty Corp.	9,480	326,870
DuPont de Nemours Inc.	14,888	755,268
E*TRADE Financial Corp.	4,750	216,315
Eastman Chemical Co.	3,332	226,843
Eaton Corp. PLC	8,622	732,008
eBay Inc.	15,950	726,363
Ecolab Inc.(b)	5,287	1,123,910
Edison International	6,958	404,329
Edwards Lifesciences Corp.(a)	4,403	989,442
Elanco Animal Health Inc.(a)	6,825	146,123
Electronic Arts Inc.(a)	6,103	749,937
Eli Lilly & Co.	17,683	2,704,615
Emerson Electric Co.	11,976	730,776
Entergy Corp.	3,955	402,698
EOG Resources Inc.	11,299	575,910
EPAM Systems Inc.(a)	949	218,877
Equifax Inc.	2,464	378,372
Equinix Inc.	1,756	1,225,038
Equity Residential	7,220	437,243
Essex Property Trust Inc.	1,485	360,513
Estee Lauder Companies Inc. (The), Class A	4,400	868,868
Everest Re Group Ltd.	1,015	201,386
Evergy Inc.	6,152	379,517
Eversource Energy	6,318	528,817
Exact Sciences Corp.(a)	2,948	253,174
Exelon Corp.	17,444	668,280
Expedia Group Inc.	2,917	231,843
Expeditors International of Washington Inc.	3,838	293,108
Extra Space Storage Inc.	1,183	114,455
Exxon Mobil Corp.	82,837	3,766,598
F5 Networks Inc.(a)(b)	1,841	266,798
Facebook Inc., Class A(a)	48,080	10,822,327
FactSet Research Systems Inc.	724	222,637
Fair Isaac Corp.(a)	557	224,276
Fastenal Co.	10,965	452,416
Federal Realty Investment Trust	3,113	248,760
FedEx Corp.	4,934	644,183
Fidelity National Financial Inc.	5,974	190,571
Fidelity National Information Services Inc.	12,676	1,759,809
Fifth Third Bancorp	15,810	306,556
First Republic Bank/CA(b)	3,866	418,185
FirstEnergy Corp.	9,138	386,172
Fiserv Inc.(a)	11,757	1,255,295
FleetCor Technologies Inc.(a)(b)	1,842	449,061
FLIR Systems Inc.	4,200	194,040
FMC Corp.	3,693	363,428
Ford Motor Co.	72,927	416,413
Fortinet Inc.(a)	2,844	395,885
Fortive Corp.	6,467	394,358
Fortune Brands Home & Security Inc.	5,180	315,773
Fox Corp., Class A, NVS	7,692	224,376
Fox Corp., Class B(a)	3,505	100,874
Franklin Resources Inc.	7,665	144,639
Freeport-McMoRan Inc.	29,159	264,472
Garmin Ltd.	3,331	300,356
Gartner Inc.(a)	2,112	257,030
General Dynamics Corp.	5,201	763,663
General Electric Co.	176,871	1,162,042

8

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
General Mills Inc.	12,433	$783,776
General Motors Co.	24,959	645,939
Genuine Parts Co.	3,326	277,422
Gilead Sciences Inc.	25,327	1,971,200
Global Payments Inc.	5,614	1,007,657
Globe Life Inc.	2,792	215,040
GoDaddy Inc., Class A(a)	3,019	233,218
Goldman Sachs Group Inc. (The)	6,698	1,316,090
Halliburton Co.	16,361	192,242
Hartford Financial Services Group Inc. (The)	8,199	313,940
Hasbro Inc.	3,095	227,513
HCA Healthcare Inc.	5,374	574,481
Healthpeak Properties Inc.	10,589	260,913
HEICO Corp., Class A	3,137	263,351
Henry Schein Inc.(a)(b)	3,434	208,512
Hershey Co. (The)	3,421	464,161
Hess Corp.	6,189	293,792
Hewlett Packard Enterprise Co.	22,062	214,222
Hilton Worldwide Holdings Inc.	5,652	448,260
HollyFrontier Corp.	3,967	124,762
Hologic Inc.(a)	6,209	329,077
Home Depot Inc. (The)	21,767	5,408,664
Honeywell International Inc.(b)	13,936	2,032,566
Hormel Foods Corp.	6,953	339,515
Host Hotels & Resorts Inc.	17,562	209,690
Howmet Aerospace Inc.	9,510	124,391
HP Inc.	29,429	445,555
Humana Inc.	2,696	1,107,112
Huntington Bancshares Inc./OH	26,000	231,140
IAC/InterActiveCorp.(a)	1,693	457,736
IDEXX Laboratories Inc.(a)	1,930	596,138
IHS Markit Ltd.	8,293	576,032
Illinois Tool Works Inc.	6,419	1,107,021
Illumina Inc.(a)	2,973	1,079,348
Incyte Corp.(a)	4,137	421,602
Ingersoll Rand Inc.(a)	7,120	200,784
Insulet Corp.(a)	1,274	240,238
Intel Corp.	85,905	5,406,002
Intercontinental Exchange Inc.	11,798	1,147,355
International Business Machines Corp.	18,041	2,253,321
International Flavors & Fragrances Inc.	1,837	244,670
International Paper Co.	8,384	285,475
Interpublic Group of Companies Inc. (The)	11,219	191,957
Intuit Inc.	5,382	1,562,502
Intuitive Surgical Inc.(a)	2,384	1,382,792
Invitation Homes Inc.	10,339	271,916
IPG Photonics Corp.(a)	1,721	267,443
IQVIA Holdings Inc.(a)	3,481	520,479
Iron Mountain Inc.	8,196	211,129
Jack Henry & Associates Inc.	1,499	271,109
Jacobs Engineering Group Inc.	3,510	294,910
Jazz Pharmaceuticals PLC(a)	1,558	185,901
JB Hunt Transport Services Inc.	3,205	383,542
JM Smucker Co. (The)	2,731	311,143
Johnson & Johnson	52,969	7,879,139
Johnson Controls International PLC	15,890	499,105
JPMorgan Chase & Co.	62,750	6,106,202
Juniper Networks Inc.	10,604	257,253
Kansas City Southern	2,003	301,492
Kellogg Co.	5,560	363,124

Security	Shares	Value

United States (continued)
KeyCorp.	21,618	$256,173
Keysight Technologies Inc.(a)	4,154	449,172
Kimberly-Clark Corp.	7,220	1,021,197
Kinder Morgan Inc./DE	44,014	695,421
KKR & Co. Inc.	9,142	253,690
KLA Corp.	3,504	616,564
Kraft Heinz Co. (The)	12,597	383,831
Kroger Co. (The)	16,625	542,307
L3Harris Technologies Inc.	4,581	913,680
Laboratory Corp. of America Holdings(a)	2,011	352,569
Lam Research Corp.	2,919	798,843
Lamb Weston Holdings Inc.	3,118	187,267
Las Vegas Sands Corp.	6,215	297,947
Lennar Corp., Class A(b)	6,529	394,743
Lennox International Inc.	841	179,839
Liberty Global PLC, Class C, NVS(a)	12,585	259,629
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	4,868	168,676
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	4,773	174,071
Lincoln National Corp.	4,934	187,147
Live Nation Entertainment Inc.(a)	5,347	262,859
LKQ Corp.(a)	7,468	205,071
Lockheed Martin Corp.	5,051	1,962,010
Loews Corp.	7,042	234,076
Lowe’s Companies Inc.	15,593	2,032,548
Lululemon Athletica Inc.(a)	2,284	685,417
LyondellBasell Industries NV, Class A	5,238	333,975
M&T Bank Corp.	2,521	266,369
ManpowerGroup Inc.	179	12,376
Marathon Oil Corp.	4,486	23,955
Marathon Petroleum Corp.	13,106	460,545
Markel Corp.(a)	328	294,354
MarketAxess Holdings Inc.	745	378,900
Marriott International Inc./MD, Class A	6,150	544,275
Marsh & McLennan Companies Inc.	9,691	1,026,471
Martin Marietta Materials Inc.	1,303	250,293
Marvell Technology Group Ltd.	13,745	448,362
Masco Corp.	6,836	318,899
Masimo Corp.(a)	1,121	269,253
Mastercard Inc., Class A	18,279	5,499,968
Maxim Integrated Products Inc.	6,597	380,515
McCormick & Co. Inc./MD, NVS	2,609	456,992
McDonald’s Corp.	14,976	2,790,328
McKesson Corp.	3,588	569,308
Medtronic PLC	26,212	2,583,979
MercadoLibre Inc.(a)(b)	863	734,991
Merck & Co. Inc.	52,344	4,225,208
MetLife Inc.	17,020	612,890
Mettler-Toledo International Inc.(a)	455	361,725
MGM Resorts International(b)	12,203	209,648
Microchip Technology Inc.	5,108	490,470
Micron Technology Inc.(a)	22,328	1,069,734
Microsoft Corp.	145,211	26,609,916
Mid-America Apartment Communities Inc.	2,302	267,861
Moderna Inc.(a)	5,175	318,262
Mohawk Industries Inc.(a)	1,409	131,319
Molina Healthcare Inc.(a)	408	75,815
Molson Coors Beverage Co., Class B	4,227	160,457
Mondelez International Inc., Class A	29,810	1,553,697
MongoDB Inc.(a)	1,413	327,971

9

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Monster Beverage Corp.(a)	8,889	$639,208
Moody’s Corp.	3,587	959,200
Morgan Stanley	24,788	1,095,630
Mosaic Co. (The)	7,851	94,919
Motorola Solutions Inc.	3,597	486,782
MSCI Inc.	1,694	557,072
Mylan NV(a)	11,766	200,846
Nasdaq Inc.	3,065	363,080
National Oilwell Varco Inc.(b)	8,654	107,915
NetApp Inc.	5,290	235,617
Netflix Inc.(a)	8,803	3,694,883
Neurocrine Biosciences Inc.(a)	2,093	261,123
Newell Brands Inc.	11,196	147,227
Newmont Corp.	15,227	890,323
News Corp., Class A, NVS(b)	12,315	150,859
NextEra Energy Inc.	9,374	2,395,619
Nielsen Holdings PLC	8,212	114,065
NIKE Inc., Class B	24,781	2,442,911
Norfolk Southern Corp.	5,192	925,682
Northern Trust Corp.	4,578	361,708
Northrop Grumman Corp.	3,332	1,116,886
NortonLifeLock Inc.	12,487	284,454
NRG Energy Inc.	6,931	249,863
Nucor Corp.	6,419	271,267
NVIDIA Corp.	12,174	4,322,013
O’Reilly Automotive Inc.(a)	1,483	618,767
Occidental Petroleum Corp.	16,590	214,841
Okta Inc.(a)	2,243	438,686
Old Dominion Freight Line Inc.	1,176	201,202
Omega Healthcare Investors Inc.	6,641	206,801
Omnicom Group Inc.	5,023	275,210
ON Semiconductor Corp.(a)	11,761	193,939
ONEOK Inc.	8,297	304,417
Oracle Corp.	45,596	2,451,697
Otis Worldwide Corp.	8,279	435,889
PACCAR Inc.	7,220	533,269
Packaging Corp. of America	1,948	197,547
Palo Alto Networks Inc.(a)	1,744	410,311
Parker-Hannifin Corp.	2,614	470,442
Paychex Inc.	7,232	522,729
Paycom Software Inc.(a)	1,234	366,782
PayPal Holdings Inc.(a)	22,671	3,514,232
Pentair PLC	6,146	240,554
People’s United Financial Inc.	14,619	167,388
PepsiCo Inc.	27,792	3,656,038
Perrigo Co. PLC	3,062	167,706
Pfizer Inc.	112,529	4,297,483
Philip Morris International Inc.	31,161	2,285,971
Phillips 66	8,889	695,653
Pinnacle West Capital Corp.	3,519	274,130
Pinterest Inc., Class A(a)	10,177	206,491
Pioneer Natural Resources Co.	2,966	271,686
PNC Financial Services Group Inc. (The)	8,743	997,052
PPG Industries Inc.	5,468	555,932
PPL Corp.	13,303	371,686
Principal Financial Group Inc.	6,335	244,658
Procter & Gamble Co. (The)	49,790	5,771,657
Progressive Corp. (The)	11,791	915,925
Prologis Inc.	15,331	1,402,786
Prudential Financial Inc.	8,377	510,662

Security	Shares	Value

United States (continued)
PTC Inc.(a)	2,097	$160,169
Public Service Enterprise Group Inc.	10,397	530,663
Public Storage	3,154	639,442
PulteGroup Inc.	7,414	251,854
Qorvo Inc.(a)	2,594	271,696
QUALCOMM Inc.	23,257	1,881,026
Quest Diagnostics Inc.	2,976	352,001
Ralph Lauren Corp.	1,396	105,412
Raymond James Financial Inc.	2,768	191,767
Raytheon Technologies Corp.	30,563	1,971,925
Realty Income Corp.	6,522	360,732
Regency Centers Corp.	4,489	192,084
Regeneron Pharmaceuticals Inc.(a)	1,606	984,173
Regions Financial Corp.	24,711	279,481
Reinsurance Group of America Inc.	1,730	156,998
RenaissanceRe Holdings Ltd.	1,130	189,682
Republic Services Inc.	5,434	464,390
ResMed Inc.	3,071	493,878
RingCentral Inc., Class A(a)	1,456	399,308
Robert Half International Inc.	3,688	187,129
Rockwell Automation Inc.	2,275	491,764
Roku Inc.(a)(b)	1,919	210,150
Roper Technologies Inc.	2,375	935,275
Ross Stores Inc.	7,215	699,566
Royal Caribbean Cruises Ltd.	3,423	177,551
RPM International Inc.	2,667	199,438
S&P Global Inc.	5,014	1,629,650
salesforce.com Inc.(a)	17,108	2,990,307
Sarepta Therapeutics Inc.(a)	1,458	222,010
SBA Communications Corp.	2,458	772,132
Schlumberger Ltd.	23,316	430,647
Seagate Technology PLC	5,112	271,140
Seattle Genetics Inc.(a)	2,573	404,501
SEI Investments Co.	5,296	287,149
Sempra Energy	6,019	760,260
ServiceNow Inc.(a)	3,958	1,535,427
Sherwin-Williams Co. (The)	1,663	987,573
Simon Property Group Inc.	6,008	346,662
Sirius XM Holdings Inc.	40,181	233,853
Skyworks Solutions Inc.	3,684	436,701
Slack Technologies Inc., Class A(a)	5,878	206,024
Snap Inc., Class A, NVS(a)	14,287	270,596
Southern Co. (The)	21,767	1,242,243
Southwest Airlines Co.	3,516	112,864
Splunk Inc.(a)(b)	2,879	535,033
Square Inc., Class A(a)	6,978	565,776
SS&C Technologies Holdings Inc.	5,307	307,249
Stanley Black & Decker Inc.	3,332	417,999
Starbucks Corp.	22,116	1,724,827
State Street Corp.	7,125	434,340
Stryker Corp.	6,603	1,292,405
Sun Communities Inc.	1,781	244,335
SVB Financial Group(a)	1,129	242,453
Synchrony Financial	10,476	213,396
Synopsys Inc.(a)	3,007	543,996
Sysco Corp.(b)	9,670	533,397
T-Mobile U.S. Inc.(a)	9,228	923,169
T Rowe Price Group Inc.	4,940	597,246
Take-Two Interactive Software Inc.(a)	2,522	343,421
Target Corp.	10,402	1,272,477

10

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
TD Ameritrade Holding Corp.	5,738	$213,855
TE Connectivity Ltd.	6,134	498,387
Teladoc Health Inc.(a)	1,294	225,234
Teledyne Technologies Inc.(a)	658	246,171
Teleflex Inc.	1,027	372,657
Tesla Inc.(a)	2,901	2,422,335
Texas Instruments Inc.	18,436	2,189,091
Textron Inc.	5,955	184,426
Thermo Fisher Scientific Inc.	7,845	2,739,396
Tiffany & Co.	2,375	304,309
TJX Companies Inc. (The)	24,337	1,284,020
Tractor Supply Co.	2,248	274,301
Trade Desk Inc. (The), Class A(a)	776	241,771
TransDigm Group Inc.	1,039	441,388
TransUnion	4,409	380,453
Travelers Companies Inc. (The)	4,824	516,072
Trimble Inc.(a)(b)	6,330	247,630
Truist Financial Corp.	28,415	1,045,104
Twilio Inc., Class A(a)	2,383	470,881
Twitter Inc.(a)	15,108	467,895
Tyler Technologies Inc.(a)	690	258,964
Tyson Foods Inc., Class A	5,784	355,369
U.S. Bancorp.	29,865	1,061,999
Uber Technologies Inc.(a)	17,960	652,307
UDR Inc.	6,953	257,122
Ulta Beauty Inc.(a)	1,217	296,960
Union Pacific Corp.	13,791	2,342,539
United Parcel Service Inc., Class B	14,032	1,399,131
United Rentals Inc.(a)	1,750	243,058
UnitedHealth Group Inc.	18,969	5,782,700
Universal Health Services Inc., Class B	1,566	165,135
Valero Energy Corp.	8,978	598,294
Varian Medical Systems Inc.(a)	2,105	255,526
Veeva Systems Inc., Class A(a)	2,883	631,002
Ventas Inc.	7,230	252,689
VEREIT Inc.	31,279	171,409
VeriSign Inc.(a)	2,598	568,988
Verisk Analytics Inc.	2,780	480,050
Verizon Communications Inc.	81,186	4,658,453
Vertex Pharmaceuticals Inc.(a)	5,290	1,523,308
VF Corp.	6,686	375,085
ViacomCBS Inc., Class B, NVS	12,916	267,878
Visa Inc., Class A(b)	33,826	6,604,188
Vistra Energy Corp.	15,966	326,345
VMware Inc., Class A(a)	1,663	259,877
Vornado Realty Trust	4,997	180,941
Vulcan Materials Co.	2,701	292,572
Walmart Inc.	28,578	3,545,387
Walgreens Boots Alliance Inc.	12,669	544,007
Walt Disney Co. (The)	36,250	4,252,125
Waste Management Inc.	8,555	913,246
Waters Corp.(a)	1,588	317,362
Wayfair Inc., Class A(a)	1,218	208,948
WEC Energy Group Inc.	6,953	637,799
Wells Fargo & Co.	79,487	2,104,021
Welltower Inc.	8,215	416,254
West Pharmaceutical Services Inc.	1,639	354,090
Western Digital Corp.	5,929	263,070
Western Union Co. (The)	11,498	230,190
Westinghouse Air Brake Technologies Corp.	4,031	246,173

Security	Shares	Value

United States (continued)
Westrock Co.	6,371	$178,770
Weyerhaeuser Co.	15,336	309,634
Whirlpool Corp.	1,933	235,478
Williams Companies Inc. (The)	24,618	502,946
Willis Towers Watson PLC.	2,375	481,887
Workday Inc., Class A(a)	3,157	579,089
WR Berkley Corp.	5,919	343,006
WW Grainger Inc.	822	254,508
Wynn Resorts Ltd.	2,104	175,221
Xcel Energy Inc.	10,674	694,130
Xilinx Inc.	5,201	478,232
XPO Logistics Inc.(a)	2,641	208,137
Xylem Inc./NY	3,955	262,375
Yum! Brands Inc.	6,414	575,528
Zebra Technologies Corp., Class A(a)	1,146	299,473
Zillow Group Inc., Class C, NVS(a)(b)	3,318	192,411
Zimmer Biomet Holdings Inc.	4,047	511,298
Zoetis Inc.	10,135	1,412,718
Zoom Video Communications Inc., Class A(a)	1,984	356,088

		535,631,605

Total Common Stocks — 99.4% (Cost: $847,605,490)		819,922,578

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	4,227	377,469
Porsche Automobil Holding SE, Preference Shares, NVS	3,781	205,705
Sartorius AG, Preference Shares, NVS	855	317,083
Volkswagen AG, Preference Shares, NVS	4,222	622,265

		1,522,522

Total Preferred Stocks — 0.2% (Cost: $1,773,764)		1,522,522

Rights

Spain — 0.0%
Ferrovial SA, (Expires 06/02/20)(a)(f)	13,188	4,888

United Kingdom — 0.0%
Whitbread PLC, (Expires 06/09/20)(a)	2,022	25,048

United States — 0.0%
Liberty Media Corp-Liberty SiriusXM, NVS, (Expires 06/05/20)(a)	449	4,881

Total Rights — 0.0% (Cost: $49,234)		34,817

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(e)(g)(h)	10,534,139	10,549,940

11

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(e)(g)	1,170,000	$1,170,000

		11,719,940

Total Short-Term Investments — 1.4% (Cost: $ 11,698,683)		11,719,940

Total Investments in Securities — 101.0% (Cost: $ 861,127,171)		833,199,857

Other Assets, Less Liabilities — (1.0)%		(8,076,968)

Net Assets — 100.0%		$825,122,889

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,820,010	2,714,129	(b)	—		10,534,139	$10,549,940	$75,916	(c)	$(25,933)	$19,814
BlackRock Cash Funds: Treasury, SL Agency Shares	1,335,000	—		(165,000	)(b)	1,170,000	1,170,000	16,689		—	—
BlackRock Inc.	1,811	2,121		(850)		3,082	1,629,268	24,038		44,206	145,310

							$13,349,208	$116,643		$18,273	$165,124

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	20	06/19/20	$678	$44,279
FTSE 100 Index	6	06/19/20	450	28,328
S&P 500 E-Mini Index	20	06/19/20	3,042	239,540
TOPIX Index	2	06/11/20	289	19,717

				$331,864

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

12

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI World ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$819,922,578	$—	$—	$819,922,578
Preferred Stocks	1,522,522	—	—	1,522,522
Rights	29,929	—	4,888	34,817
Money Market Funds	11,719,940	—	—	11,719,940

	$833,194,969	$—	$4,888	$833,199,857

Derivative financial instruments(a)
Assets
Futures Contracts	$331,864	$—	$—	$331,864

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

13